UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Itau USA Asset Management Inc.
Address:      767 Fifth Avenue
              50th Floor
              New York, NY 10153

Form 13F File Number: 28-14678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jake Shaeffer
Title:   Treasurer
Phone:   (212) 710-6715

Signature, Place, and Date of Signing:

     /s/ Jake Shaeffer               New York, NY             August 1, 2012
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          93
Form 13F Information Table Value Total:          $300,343
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                         COM            88579Y101      380     4,240 SH        DEFINED                                    4,240
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105   13,082   502,014 SH        DEFINED                                  502,014
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108    1,090    13,686 SH        DEFINED                                   13,686
------------------------------------------------------------------------------------------------------------------------------------
BRF-BRASIL FOODS S A          SPONSORED ADR  10552T107    3,956   260,424 SH        DEFINED                                  260,424
------------------------------------------------------------------------------------------------------------------------------------
BROADRIDGE FINL SOLUTIONS IN  COM            11133T103      926    43,551 SH        DEFINED                                   43,551
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP         COM            14040H105      934    17,094 SH        DEFINED                                   17,094
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101    1,238    48,213 SH        DEFINED                                   48,213
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC        COM            15189T107    1,010    48,843 SH        DEFINED                                   48,843
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL 20440T201    1,297    32,442 SH        DEFINED                                   32,442
                              A
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203   12,702   331,397 SH        DEFINED                                  331,397
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA NACION  SPONSORED ADR  20440W105      534   135,838 SH        DEFINED                                  135,838
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                    COM            23918K108    1,478    15,051 SH        DEFINED                                   15,051
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW         COM            25179M103      522     8,994 SH        DEFINED                                    8,994
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW    COM SER A      25470F104    1,104    20,446 SH        DEFINED                                   20,446
------------------------------------------------------------------------------------------------------------------------------------
EMBRAER S A                   SP ADR REP 4   29082A107    3,902   147,097 SH        DEFINED                                  147,097
                              COM
------------------------------------------------------------------------------------------------------------------------------------
EMPRESA NACIONAL DE ELCTRCID  SPONSORED ADR  29244T101    1,789    35,053 SH        DEFINED                                   35,053
------------------------------------------------------------------------------------------------------------------------------------
ENERGIZER HLDGS INC           COM            29266R108    1,036    13,762 SH        DEFINED                                   13,762
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP              COM            30231G102      978    11,430 SH        DEFINED                                   11,430
------------------------------------------------------------------------------------------------------------------------------------
FACEBOOK INC                  CL A           30303M102      366    11,786 SH        DEFINED                                   11,786
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP                    COM            31428X106      769     8,398 SH        DEFINED                                    8,398
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  COM            35671D857      257     7,553 SH        DEFINED                                    7,553
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CO               COM            37045V100      636    32,239 SH        DEFINED                                   32,239
------------------------------------------------------------------------------------------------------------------------------------
GOL LINHAS AEREAS INTLG S A   SP ADR REP PFD 38045R107      554   125,520 SH        DEFINED                                  125,520
------------------------------------------------------------------------------------------------------------------------------------
GRAN TIERRA ENERGY INC        COM            38500T101    3,699   753,450 SH        DEFINED                                  753,450
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA             SPON ADR REP   40049J206    8,502   395,820 SH        DEFINED                                  395,820
                              ORD
------------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P GSCI COMMODITY I  UNIT BEN INT   46428R107    8,959   294,332 SH        DEFINED                                  294,332
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO           COM            46625H100      698    19,533 SH        DEFINED                                   19,533
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS    COM NEW        50540R409    1,008    10,886 SH        DEFINED                                   10,886
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC NEW            COM            58933Y105      719    17,228 SH        DEFINED                                   17,228
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    9,144   487,157 SH        DEFINED                                  487,157
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101    2,620   144,410 SH        DEFINED                                  144,410
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC          COM            73755L107      603    13,799 SH        DEFINED                                   13,799
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           TR UNIT        78462F103   12,840    94,341 SH        DEFINED                                   94,341
------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA BRASIL SA          SPONSORED ADR  87936R106    5,575   225,341 SH        DEFINED                                  225,341
------------------------------------------------------------------------------------------------------------------------------------
ULTRAPAR PARTICIPACOES S A    SP ADR REP COM 90400P101    4,337   191,224 SH        DEFINED                                  191,224
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
VERIZON COMMUNICATIONS INC    COM            92343V104      752    16,931 SH        DEFINED                                   16,931
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                     COM            001055102      618    14,515 SH        DEFINED                                   14,515
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC       COM            018804104      567    11,210 SH        DEFINED                                   11,210
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO           COM            025816109      793    13,626 SH        DEFINED                                   13,626
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW             CL A           032095101      789    14,366 SH        DEFINED                                   14,366
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP            COM            032511107      662     9,996 SH        DEFINED                                    9,996
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100    2,475     4,238 SH        DEFINED                                    4,238
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A            SP ADR PFD NEW 059460303   14,295   961,335 SH        DEFINED                                  961,335
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV               SPON ADR NEW   151290889    4,323   642,343 SH        DEFINED                                  642,343
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM NEW        172967424      377    13,740 SH        DEFINED                                   13,740
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA FEMSA S A B DE C V  SPON ADR REP L 191241108    1,251     9,560 SH        DEFINED                                    9,560
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD 204409601    5,858   318,012 SH        DEFINED                                  318,012
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR  204448104    3,794    99,907 SH        DEFINED                                   99,907
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      COM            126408103      991    44,338 SH        DEFINED                                   44,338
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                COM DISNEY     254687106      976    20,121 SH        DEFINED                                   20,121
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE INC               COM            256746108      695    12,924 SH        DEFINED                                   12,924
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS               COM            268648102      822    32,078 SH        DEFINED                                   32,078
------------------------------------------------------------------------------------------------------------------------------------
ECOPETROL S A                 SPONSORED ADS  279158109      647    11,600 SH        DEFINED                                   11,600
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106    5,135    57,535 SH        DEFINED                                   57,535
------------------------------------------------------------------------------------------------------------------------------------
GERDAU S A                    SPONSORED ADR  373737105    8,850 1,010,305 SH        DEFINED                                1,010,305
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO CTR NORT  SPON ADR       400501102      679    41,400 SH        DEFINED                                   41,400
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B 40051E202    1,512    19,363 SH        DEFINED                                   19,363
------------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B 399909100    1,137   244,490 SH        DEFINED                                  244,490
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC            COM            438516106      968    17,338 SH        DEFINED                                   17,338
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS  COM            459200101    1,103     5,639 SH        DEFINED                                    5,639
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI JAPAN     464286848    1,890   200,889 SH        DEFINED                                  200,889
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI MEX       464286822      227     3,700 SH        DEFINED                                    3,700
                              INVEST
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI PAC J IDX 464286665   10,008   245,583 SH        DEFINED                                  245,583
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI CHILE     464286640      914    14,860 SH        DEFINED                                   14,860
                              INVES
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI CDA INDEX 464286509    4,629   179,152 SH        DEFINED                                  179,152
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    HIGH YLD CORP  464288513    6,261    68,583 SH        DEFINED                                   68,583
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    JPMORGAN USD   464288281   11,193    97,565 SH        DEFINED                                   97,565
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ISHARES TR                    DJ US REAL EST 464287739    6,199    96,954 SH        DEFINED                                   96,954
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000   464287655    8,266   103,891 SH        DEFINED                                  103,891
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    MSCI EMERG MKT 464287234   11,232   287,014 SH        DEFINED                                  287,014
------------------------------------------------------------------------------------------------------------------------------------
ITAU UNIBANCO HLDG SA         SPON ADR REP   465562106   17,837 1,281,415 SH        DEFINED                                1,281,415
                              PFD
------------------------------------------------------------------------------------------------------------------------------------
LAUDER ESTEE COS INC          CL A           518439104      542    10,016 SH        DEFINED                                   10,016
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                COM            594918104      551    17,998 SH        DEFINED                                   17,998
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC                      CL B           654106103      424     4,832 SH        DEFINED                                    4,832
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETE CORP DEL      COM            674599105      799     9,321 SH        DEFINED                                    9,321
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM            717081103      840    36,522 SH        DEFINED                                   36,522
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC       COM            693475105      652    10,672 SH        DEFINED                                   10,672
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO           COM            742718109      628    10,256 SH        DEFINED                                   10,256
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103      898    16,126 SH        DEFINED                                   16,126
------------------------------------------------------------------------------------------------------------------------------------
RIO TINTO PLC                 SPONSORED ADR  767204100    2,199    46,000 SH        DEFINED                                   46,000
------------------------------------------------------------------------------------------------------------------------------------
ROCKWOOD HLDGS INC            COM            774415103      746    16,825 SH        DEFINED                                   16,825
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD              COM            806857108      865    13,324 SH        DEFINED                                   13,324
------------------------------------------------------------------------------------------------------------------------------------
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B 833635105    3,348    60,140 SH        DEFINED                                   60,140
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC              COM            882508104      337    11,747 SH        DEFINED                                   11,747
------------------------------------------------------------------------------------------------------------------------------------
TIMKEN CO                     COM            887389104      718    15,687 SH        DEFINED                                   15,687
------------------------------------------------------------------------------------------------------------------------------------
TOTAL SYS SVCS INC            COM            891906109      251    10,493 SH        DEFINED                                   10,493
------------------------------------------------------------------------------------------------------------------------------------
VALASSIS COMMUNICATIONS INC   COM            918866104      212     9,750 SH        DEFINED                                    9,750
------------------------------------------------------------------------------------------------------------------------------------
VALE S A                      ADR REPSTG PFD 91912E204    3,064   157,051 SH        DEFINED                                  157,051
------------------------------------------------------------------------------------------------------------------------------------
VALE S A                      ADR            91912E105   25,646 1,291,988 SH        DEFINED                                1,291,988
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTL EQUITY INDEX F  MSCI EUROPE    922042874    7,744   180,807 SH        DEFINED                                  180,807
                              ETF
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW          COM            949746101      868    25,971 SH        DEFINED                                   25,971
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM            984332106      408    25,767 SH        DEFINED                                   25,767
------------------------------------------------------------------------------------------------------------------------------------
MONSTER BEVERAGE CORP         COM            611740101      634     8,908 SH        DEFINED                                    8,908
------------------------------------------------------------------------------------------------------------------------------------